DBX ETF Trust

Schedule of Investments

Xtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF

February 28, 2021 (Unaudited)

	Principal Amount	Value
SOVEREIGN BONDS - 97.9%
Argentina - 2.0%
Argentine Republic Government International Bond
1.00%, 7/9/29	$72,589	$28,934
Step Up Coupon,
0.125% to 7/9/21, 0.50% to 7/9/23, 0.75% to 7/9/27, 1.75% to 7/9/30	447,076	163,811
Step Up Coupon,
0.125% to 7/9/21, 1.125% to 7/9/22, 1.50% to 7/9/23, 3.625% to 7/9/24, 4.125% to 7/9/27, 4.75% to 7/9/28, 5.00% to 7/9/35	566,008	182,714
Step Up Coupon,
0.125% to 7/9/21, 2.00% to 7/9/22, 3.85% to 7/9/23, 4.25% to 7/9/24, 5.00% to 7/9/38	315,407	118,376
Step Up Coupon,
0.125% to 7/9/21, 2.50% to 7/9/22, 3.50% to 7/9/29, 4.875% to 7/9/41	269,501	93,231
Step Up Coupon,
0.125% to 7/9/21, 1.125% to 7/9/22, 1.50% to 7/9/23, 3.625% to 7/9/24, 4.125% to 7/9/27, 4.375% to 7/9/28, 5.00% to 7/9/46	60,000	19,350

(Cost $803,329)		606,416

Armenia - 0.7%
Republic of Armenia International Bond, REGS, 7.15%, 3/26/25
(Cost $220,112)	200,000	223,844

Azerbaijan - 0.7%
Republic of Azerbaijan International Bond, REGS, 4.75%, 3/18/24
(Cost $217,808)	200,000	217,813

Bahrain - 2.1%
Bahrain Government International Bond
REGS, 6.125%, 7/5/22	200,000	210,094
REGS, 7.00%, 1/26/26	200,000	231,563
REGS, 6.00%, 9/19/44	200,000	193,687

(Cost $636,090)		635,344

Barbados - 0.2%
Barbados Government International Bond, REGS, 6.50%, 10/1/29
(Cost $48,599)	50,000	51,250

Belarus - 0.7%
Republic of Belarus Ministry of Finance, REGS, 5.875%, 2/24/26
(Cost $187,756)	200,000	202,300

Belize - 0.0%
Belize Government International Bond, REGS, 4.938%, 2/20/34
(Cost $11,632)	26,254	10,879

Bolivia - 0.3%
Bolivian Government International Bond, REGS, 5.95%, 8/22/23
(Cost $97,675)	100,000	105,141

Brazil - 3.7%
Brazilian Government International Bond
2.875%, 6/6/25	50,000	51,050
6.00%, 4/7/26	200,000	232,594
4.625%, 1/13/28	200,000	215,969
4.50%, 5/30/29	100,000	106,234
3.875%, 6/12/30	75,000	74,765
8.25%, 1/20/34	195,000	260,630
7.125%, 1/20/37	55,000	68,054
5.00%, 1/27/45	100,000	98,094
5.625%, 2/21/47	50,000	52,680

(Cost $1,166,414)		1,160,070

Chile - 1.4%
Chile Government International Bond
3.24%, 2/6/28	200,000	219,594
3.86%, 6/21/47	200,000	215,062

(Cost $435,314)		434,656

China - 0.7%
China Government International Bond, REGS, 3.50%, 10/19/28
(Cost $235,268)	200,000	225,750

Colombia - 2.8%
Colombia Government International Bond
3.875%, 4/25/27	200,000	215,531
6.125%, 1/18/41	150,000	180,750
5.625%, 2/26/44	75,000	86,625
5.00%, 6/15/45	250,000	270,391
5.20%, 5/15/49	100,000	111,578

(Cost $857,545)		864,875

Costa Rica - 1.6%
Costa Rica Government International Bond
REGS, 4.25%, 1/26/23	200,000	199,250
REGS, 6.125%, 2/19/31	100,000	101,281
REGS, 7.158%, 3/12/45	200,000	197,313

(Cost $449,260)		497,844

Croatia - 0.7%
Croatia Government International Bond, REGS, 6.00%, 1/26/24
(Cost $230,427)	200,000	230,000

Dominican Republic - 3.4%
Dominican Republic International Bond
REGS, 6.875%, 1/29/26	200,000	233,844
REGS, 6.00%, 7/19/28	100,000	113,125
REGS, 4.50%, 1/30/30	100,000	101,078
REGS, 4.875%, 9/23/32	150,000	152,813
REGS, 7.45%, 4/30/44	275,000	328,195
REGS, 6.85%, 1/27/45	125,000	138,984

(Cost $984,747)		1,068,039

Ecuador - 1.4%
Ecuador Government International Bond
144A, 7/31/30, Zero Coupon	55,739	23,480
REGS, 7/31/30, Zero Coupon	50,000	21,062
Step Up Coupon,
144A, 0.50% to 7/31/21, 5.00% to 7/31/22, 5.50% to 7/31/23, 6.00% to 7/31/24, 6.90% to 7/31/30	190,375	112,678
Step Up Coupon,
144A, 0.50% to 7/31/21, 1.00% to 7/31/22, 2.50% to 7/31/23, 3.50% to 7/31/24, 5.50% to 7/31/25, 6.90% to 7/31/35	418,387	192,197
Step up Coupon,
REGS, 0.50% to 7/31/21, 1.00% to 7/31/22, 2.50% to 7/31/23, 3.50% to 7/31/24, 5.50% to 7/31/25, 6.90% to 7/31/35	20,000	9,187
Step Up Coupon,
144A, 0.50% to 7/31/22, 1.50% to 7/31/23, 2.50% to 7/31/24, 5.00% to 7/31/26, 5.50% to 7/31/27, 6.00% to 7/31/28, 6.50% to 7/31/29, 6.90% to 7/31/40	168,625	71,666
Step up Coupon,
REGS, 0.50% to 7/31/21, 0.50% to 7/31/22, 1.50% to 7/31/23, 2.50% to 7/31/24, 5.00% to 7/31/26, 5.50% to 7/31/27, 6.00% to 7/31/28, 6.50% to 7/31/29 6.90% to 7/31/40	5,000	2,125

(Cost $568,384)		432,395

Egypt - 2.1%
Egypt Government International Bond
REGS, 7.50%, 1/31/27	200,000	226,063
REGS, 7.600%, 3/1/29	200,000	220,656
REGS, 8.700%, 3/1/49	200,000	211,281

(Cost $639,304)		658,000

El Salvador - 1.1%
El Salvador Government International Bond
REGS, 6.375%, 1/18/27	40,000	39,450
REGS, 8.625%, 2/28/29	60,000	62,550
144A, 7.65%, 6/15/35	110,000	109,450
REGS, 7.65%, 6/15/35	135,000	134,325

(Cost $308,855)		345,775

Ghana - 2.2%
Ghana Government International Bond
REGS, 8.125%, 1/18/26	200,000	226,563
REGS, 8.125%, 3/26/32	250,000	255,703
REGS, 7.875%, 2/11/35	200,000	196,437

(Cost $601,680)		678,703

Guatemala - 0.9%
Guatemala Government Bond
REGS, 4.90%, 6/1/30	200,000	224,469
REGS, 6.125%, 6/1/50	50,000	60,703

(Cost $275,291)		285,172

Honduras - 0.2%
Honduras Government International Bond, REGS, 6.25%, 1/19/27
(Cost $56,395)	50,000	56,180

Hungary - 1.2%
Hungary Government International Bond
5.375%, 2/21/23	100,000	109,547
5.75%, 11/22/23	96,000	109,215
7.625%, 3/29/41	100,000	166,234

(Cost $365,030)		384,996

Indonesia - 3.7%
Indonesia Government International Bond
REGS, 5.875%, 1/15/24	100,000	113,813
4.10%, 4/24/28	200,000	224,063
4.75%, 2/11/29	200,000	232,750

3.85%, 10/15/30	250,000	276,484
REGS, 7.75%, 1/17/38	200,000	296,656

(Cost $1,147,802)		1,143,766

Ivory Coast - 1.2%
Ivory Coast Government International Bond
REGS, 5.75%, 12/31/32(a)	141,389	142,184
REGS, 6.125%, 6/15/33	200,000	215,500

(Cost $362,516)		357,684

Jamaica - 1.4%
Jamaica Government International Bond
6.75%, 4/28/28	131,000	153,986
7.875%, 7/28/45	200,000	279,000

(Cost $373,689)		432,986

Jordan - 0.7%
Jordan Government International Bond, REGS, 5.75%, 1/31/27
(Cost $206,612)	200,000	216,063

Kazakhstan - 0.9%
Kazakhstan Government International Bond, REGS, 6.50%, 7/21/45
(Cost $296,754)	200,000	292,375

Kenya - 1.4%
Kenya Government International Bond
REGS, 6.875%, 6/24/24	200,000	222,399
REGS, 7.25%, 2/28/28	200,000	221,719

(Cost $419,590)		444,118

Kuwait - 0.7%
Kuwait International Government Bond, REGS, 3.50%, 3/20/27
(Cost $217,974)	200,000	223,594

Lebanon - 0.0%
Lebanon Government International Bond,6.85%, 5/25/29*(b)
(Cost $22,500)	25,000	3,319

Mexico - 3.1%
Mexico Government International Bond 3.60%, 1/30/25(a)	200,000	220,125
MTN, 8.30%, 8/15/31	50,000	73,539
Series A, MTN, 7.50%, 4/8/33	50,000	68,391
Series A, MTN, 6.75%, 9/27/34	90,000	117,675
6.05%, 1/11/40	76,000	92,791
MTN, 4.75%, 3/8/44	106,000	111,996
5.55%, 1/21/45(a)	25,000	29,238
4.60%, 1/23/46	100,000	103,094
4.60%, 2/10/48	75,000	76,828
4.50%, 1/31/50	50,000	50,531
GMTN, 5.75%, 10/12/10	10,000	11,362

(Cost $950,821)		955,570

Mongolia - 0.7%
Mongolia Government International Bond, REGS, 5.125%, 12/5/22
(Cost $184,638)	200,000	208,594

Morocco - 0.7%
Morocco Government International Bond, REGS, 5.50%, 12/11/42
(Cost $247,397)	200,000	230,719

Namibia - 0.7%
Namibia International Bonds, REGS, 5.25%, 10/29/25
(Cost $210,496)	200,000	212,156

Oman - 4.7%
Oman Government International Bond
REGS, 4.75%, 6/15/26	200,000	203,969
REGS, 5.375%, 3/8/27	200,000	207,750
REGS, 5.625%, 1/17/28	200,000	206,750
REGS, 6.00%, 8/1/29	200,000	209,781
REGS, 7.375%, 10/28/32	200,000	225,250
REGS, 6.75%, 1/17/48	200,000	192,969
Oman Sovereign Sukuk Co.
REGS, 5.932%, 10/31/25	200,000	220,866

(Cost $1,332,319)		1,467,335

Panama - 3.8%
Panama Bonos del Tesoro
Series A, 5.625%, 7/25/22	46,000	49,175
Panama Government International Bond
3.75%, 3/16/25	100,000	108,688
7.125%, 1/29/26	100,000	124,484
3.875%, 3/17/28	150,000	164,484
6.70%, 1/26/36	200,000	269,406
4.50%, 4/1/56	250,000	277,031
3.87%, 7/23/60	200,000	198,875

(Cost $1,227,480)		1,192,143

Paraguay - 1.5%
Paraguay Government International Bond
REGS, 5.00%, 4/15/26	200,000	226,219
REGS, 6.10%, 8/11/44	200,000	245,281

(Cost $473,332)		471,500

Peru - 3.2%
Peruvian Government International Bond
7.35%, 7/21/25	100,000	125,531
4.125%, 8/25/27	275,000	311,867

2.783%, 1/23/31	100,000	101,844
8.75%, 11/21/33	100,000	157,719
6.55%, 3/14/37	40,000	55,369
5.625%, 11/18/50	100,000	137,500
2.78%, 12/1/60	125,000	105,312

(Cost $1,032,761)		995,142

Philippines - 4.4%
Philippine Government International Bond
3.00%, 2/1/28	100,000	107,657
3.75%, 1/14/29	200,000	224,688
9.50%, 2/2/30	200,000	318,594
6.375%, 10/23/34	100,000	139,281
5.00%, 1/13/37	200,000	248,058
3.95%, 1/20/40	100,000	109,359
3.70%, 2/2/42	200,000	212,750

(Cost $1,400,493)		1,360,387

Poland - 1.9%
Republic of Poland Government International Bond
3.00%, 3/17/23	250,000	263,360
3.25%, 4/6/26	300,000	335,531

(Cost $585,892)		598,891

Qatar - 4.7%
Qatar Government International Bond
REGS, 4.00%, 3/14/29	200,000	229,000
144A, 9.75%, 6/15/30	320,000	520,200
144A, 6.40%, 1/20/40	200,000	293,875
REGS, 6.40%, 1/20/40	100,000	146,937
REGS, 5.103%, 4/23/48	200,000	255,125

(Cost $1,443,395)		1,445,137

Romania - 1.6%
Romanian Government International Bond
REGS, 3.00%, 2/14/31	100,000	101,562
144A, 6.125%, 1/22/44	70,000	91,022
144A, 5.125%, 6/15/48	50,000	57,219
REGS, 5.125%, 6/15/48	126,000	144,191
REGS, 4.00%, 2/14/51	90,000	87,286

(Cost $491,606)		481,280

Russia - 2.3%
Russian Foreign Bond - Eurobond
144A, 4.375%, 3/21/29	200,000	225,400
REGS, 4.375%, 3/21/29	200,000	225,400
REGS, 5.25%, 6/23/47	200,000	249,187

(Cost $704,695)		699,987

Saudi Arabia - 4.5%
Saudi Government International Bond
REGS, 3.25%, 10/26/26	250,000	272,578
REGS, 4.375%, 4/16/29	200,000	231,750
REGS, 4.50%, 4/17/30	200,000	234,594
REGS, 2.75%, 2/3/32	200,000	204,125
REGS, 4.50%, 10/26/46	200,000	225,000
REGS, 5.00%, 4/17/49	200,000	241,250

(Cost $1,408,852)		1,409,297

Senegal - 0.7%
Senegal Government International Bond, REGS, 6.25%, 7/30/24
(Cost $200,863)	200,000	221,344

South Africa - 1.9%
Republic of South Africa Government International Bond
4.30%, 10/12/28	200,000	198,094
5.65%, 9/27/47	200,000	184,625
6.30%, 6/22/48	200,000	196,406

(Cost $561,900)		579,125

Sri Lanka - 1.3%
Sri Lanka Government International Bond
REGS, 5.75%, 4/18/23	200,000	122,281
REGS, 6.85%, 3/14/24	100,000	60,250
144A, 7.85%, 3/14/29	200,000	115,437
REGS, 7.55%, 3/28/30	200,000	115,719

(Cost $532,703)		413,687

Trinidad and Tobago - 0.7%
Trinidad & Tobago Government International Bond, REGS, 4.375%, 1/16/24
(Cost $207,557)	200,000	212,000

Turkey - 3.1%
Turkey Government International Bond
5.75%, 3/22/24	71,000	74,506
7.375%, 2/5/25	55,000	60,912
4.25%, 4/14/26	200,000	195,781
4.875%, 10/9/26	200,000	199,594
5.125%, 2/17/28	85,000	84,256
11.875%, 1/15/30	140,000	199,172
6.875%, 3/17/36	100,000	103,172
7.25%, 3/5/38	50,000	53,391

(Cost $928,016)		970,784

Ukraine - 3.0%
Ukraine Government International Bond
REGS, 7.75%, 9/1/24	100,000	108,375
144A, 7.75%, 9/1/25	100,000	108,725
REGS, 7.75%, 9/1/25	100,000	108,725
144A, 7.75%, 9/1/26	100,000	108,188
REGS, 7.75%, 9/1/27	250,000	270,898
REGS, 9.75%, 11/1/28	200,000	236,500

(Cost $902,094)		941,411

United Arab Emirates - 4.2%
Abu Dhabi Government International Bond
REGS, 3.125%, 10/11/27	200,000	219,531
REGS, 2.50%, 9/30/29	400,000	414,800
REGS, 4.125%, 10/11/47	200,000	229,250
REGS, 3.875%, 4/16/50	200,000	220,120
Sharjah Sukuk Ltd.
3.764%, 9/17/24	200,000	215,156

(Cost $1,335,135)		1,298,857

Uruguay - 4.7%
Uruguay Government International Bond
4.375%, 1/23/31	400,000	464,250
7.875%, 1/15/33	70,000	107,209
7.625%, 3/21/36	30,000	46,439
5.10%, 6/18/50	390,000	482,199
4.975%, 4/20/55	300,000	367,500

(Cost $1,449,782)		1,467,597

Zambia - 0.4%
Zambia Government International Bond, REGS, 8.97%, 7/30/27*(b)
(Cost $100,198)	200,000	115,156

TOTAL SOVEREIGN BONDS (Cost $30,356,777)		30,437,446

	Number of Shares
SECURITIES LENDING COLLATERAL - 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d)
(Cost $124,632)	124,632	124,632

CASH EQUIVALENTS - 0.4%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c)
(Cost $111,018)	111,018	111,018

TOTAL INVESTMENTS - 98.7%
(Cost $30,592,427)		$30,673,096
Other assets and liabilities, net - 1.3%		405,254

NET ASSETS - 100.0%		$31,078,350

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2021 is as follows:

Value ($) at 5/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2021	Value ($) at 2/28/2021
SECURITIES LENDING COLLATERAL — 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(c)(d)
—	124,632(e)	—	—	—	20	—	124,632	124,632
CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series “Institutional Shares”, 0.04%(c)
127,325	4,422,697	(4,439,004)	—	—	57	—	111,018	111,018

127,325	4,547,329	(4,439,004)	—	—	77	—	235,650	235,650

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2021 amounted to $270,293, which is 0.9% of net assets.

(b)	Defaulted security or security for which income has been deemed uncollectible.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $153,261.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2021.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
REGS:

Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Sovereign Bonds(a)	$—	$30,437,446	$—	$30,437,446
Short-Term Investments(a)	235,650	—	—	235,650

TOTAL	$235,650	$30,437,446	$—	$30,673,096

(a)	See Schedule of Investments for additional detailed categorizations.